Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Significant components of income taxes deducted from net earnings
The following table shows the significant components of income taxes deducted from net earnings.

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Current taxes
Current taxes	(758)	(850)
Uncertain tax positions	(9)	(14)
Change in estimate relating to prior periods	40	14
Other	—	(1)
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(41)	(299)
Change in estimate relating to prior periods	11	32
Recognition and utilization of loss carryforwards	(304)	(1)
Effect of change in provincial corporate tax rate	(3)	4
Resolution of uncertain tax positions	25	5
Total income taxes	(1,039)	(1,110)

Reconciliation of reported income taxes in the income statement with income taxes calculated at statutory income tax rate
The following table reconciles the amount of reported income taxes in the income statements with income taxes calculated at a statutory income tax rate of 27.1% for 2017 and 2016.

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Net earnings	2,970	3,087
Add back income taxes	1,039	1,110
Earnings before income taxes	4,009	4,197
Applicable statutory tax rate	27.1%	27.1%
Income taxes computed at applicable statutory rates	(1,086)	(1,137)
Non-taxable portion of (losses) gains on investments	(1)	11
Uncertain tax positions	16	(9)
Effect of change in provincial corporate tax rate	(3)	4
Change in estimate relating to prior periods	51	46
Non-taxable portion of equity losses	(10)	(23)
Other	(6)	(2)
Total income taxes	(1,039)	(1,110)
Average effective tax rate	25.9%	26.4%

Disclosure of current and deferred tax relating to items credited (charged) directly to equity
The following table shows aggregate current and deferred taxes relating to items recognized outside the income statements.

FOR THE YEAR ENDED DECEMBER 31	2017		2016
	OTHER COMPREHENSIVE LOSS	DEFICIT	OTHER COMPREHENSIVE LOSS	DEFICIT
Current taxes	10	9	127	11
Deferred taxes	103	2	(32)	6
Total income tax recovery	113	11	95	17

Deferred taxes resulting fro temporary differences between the carrying amounts of assets and liabilities
The following table shows deferred taxes resulting from temporary differences between the carrying amounts of assets and liabilities recognized in the statements of financial position and their corresponding tax basis, as well as tax loss carryforwards.

NET DEFERRED TAX LIABILITY	NOTE	NON- CAPITAL LOSS CARRY- FORWARDS	POST EMPLOYMENT BENEFIT PLANS	INDEFINITE- LIFE INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS	INVESTMENT TAX CREDITS	CRTC TANGIBLE BENEFITS	OTHER	TOTAL
January 1, 2016		12	520	(1,619)	(968)	(6)	61	265	(1,735)
Income statement		(1)	(28)	(61)	(152)	(3)	(17)	3	(259)
Business acquisitions		10	—	—	(79)	—	—	(6)	(75)
Other comprehensive income		—	(38)	—	—	—	—	6	(32)
Deficit		—	—	—	—	—	—	6	6
Other		—	—	—	—	—	—	(8)	(8)
December 31, 2016		21	454	(1,680)	(1,199)	(9)	44	266	(2,103)
Income statement		(304)	(31)	(8)	12	7	(14)	26	(312)
Business acquisitions	3	300	(11)	(73)	(223)	(5)	—	24	12
Other comprehensive income		—	82	—	—	—	—	21	103
Deficit		—	—	—	—	—	—	2	2
Other		—	—	—	(3)	—	—	(2)	(5)
December 31, 2017		17	494	(1,761)	(1,413)	(7)	30	337	(2,303)